Intangible Assets - Schedule Of Finite Lived Intangible Assets Amortization Expenses (Details) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Patents And Trademarks [Member]
Beginning Balance	$ 1,840	$ 1,472
Amortization expense	368	368
Ending Balance	2,208	1,840
License [Member]
Beginning Balance	264,595	190,972
Amortization expense	74,528	73,623
Ending Balance	339,123	264,595
Accumulated Amortization [Member]
Beginning Balance	266,435	192,444
Amortization expense	74,896	73,991
Ending Balance	$ 341,331	$ 266,435